Employee Benefit Plans - Employee Stock Purchase Plan (Details) - Employee Stock Purchase Plan - Class A common stock - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee benefit plans
Employee purchases of common stock under ESPP (in shares)	209,000	198,000	152,000
EchoStar
Employee benefit plans
Number of shares authorized for issue	2,500,000.0
Number of shares that remain available for issuance	400,000
Minimum period for which full-time employees employed by the entity are eligible to participate in the ESPP	3 months
Maximum fair value of capital stock permitted to be purchased by employees in any one year under ESPP	$ 25,000
Purchase price as percentage of closing market price on the last business day of each calendar quarter under ESPP	85.00%